Employee Benefit Plans (Details 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Determination of benefit obligation at year end:
Discount rate	3.75%	4.40%	4.70%
Annual rate of compensation increase	4.00%	4.00%	3.78%
Determination of pension expense for year ended:
Discount rate for the service cost	4.40%	4.70%	4.25%
Annual rate of compensation increase	4.00%	3.78%	3.78%
Expected long-term rate of return on plan assets	6.75%	7.00%	7.00%